Lines of Credit	12 Months Ended
Jun. 30, 2021
Lines of Credit
Lines of credit

7. Line of Credit

The Company has a Demand Line of Credit through December 2021 with First National Bank of Pennsylvania which provides for borrowings of up to $300,000 for regular working capital needs, bearing interest at prime, currently 3.25%. The agreement does not contain financial covenants and borrowings are secured  by a pledge of substantially all of the assets of the Company.  As of June 30, 2021 and 2020, there were no borrowings outstanding under the line.